Revenue - Summary of Revenue Disaggregated Geographically Based on Customer Locations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	¥ 850,070
Revenue arising from other sources	405
Revenue	850,475	¥ 857,532	¥ 751,563
Japan [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	157,779
Revenue	158,184	156,168	150,329
United States [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	136,238
Revenue	136,238	155,255	135,579
China [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	167,897
Revenue	167,897	135,204	116,641
Germany [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	80,868
Revenue	80,868	85,229	74,820
Others [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	307,288
Revenue	307,288	¥ 325,676	¥ 274,194
Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	785,100
Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	64,970
Electronic components [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	468,499
Revenue	468,499
Electronic components [member] | Japan [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	58,848
Electronic components [member] | United States [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	60,980
Electronic components [member] | China [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	97,904
Electronic components [member] | Germany [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	24,159
Electronic components [member] | Others [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	226,608
Electronic components [member] | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	468,499
Automotive infotainment [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	303,194
Revenue	303,194
Automotive infotainment [member] | Japan [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	36,636
Automotive infotainment [member] | United States [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	74,112
Automotive infotainment [member] | China [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	60,238
Automotive infotainment [member] | Germany [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	56,709
Automotive infotainment [member] | Others [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	75,499
Automotive infotainment [member] | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	302,901
Automotive infotainment [member] | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	293
Logistics [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	67,056
Revenue	67,056
Logistics [member] | Japan [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	51,409
Logistics [member] | United States [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	933
Logistics [member] | China [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	9,729
Logistics [member] | Others [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	4,985
Logistics [member] | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	6,572
Logistics [member] | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	60,484
Other [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	11,321
Revenue arising from other sources	405
Revenue	11,726
Other [member] | Japan [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	10,886
Other [member] | United States [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	213
Other [member] | China [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	26
Other [member] | Others [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	196
Other [member] | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	7,128
Other [member] | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue arising from Contracts with Customers	¥ 4,193